Capital Management - Summary of Reconciliation of Net Operating Profit (Detail) $ in Millions			12 Months Ended
		Jan. 01, 2018 USD ($)	Dec. 31, 2019 USD ($) Times	Dec. 31, 2018 USD ($) Times		Dec. 31, 2017 USD ($) Times		Jan. 01, 2019 USD ($)	Dec. 31, 2016 USD ($)	[1]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings			$ 1,845.8	$ 1,906.8	[1]	$ 1,782.4	[1]
Less: Cash and cash equivalents		$ 393.8	515.0	219.7	[1]	393.8	[1]		$ 471.0
Net debt		1,388.6		$ 1,687.1		$ 1,388.6
Lease liability								$ 209.6
Net debt to adjusted EBITDA | Times				1.52		1.10
Reconciliation of (loss)/profit for the year to adjusted EBITDA:
Profit/(loss) for the year			174.7	$ (344.8)		$ (7.7)
Mining and income taxation			175.6	(65.9)	[1]	173.2	[1]
Royalties	[1]		73.7	62.5		62.0
Finance expense			102.2	88.0		81.3
Investment income			(7.3)	(7.8)		(5.6)
Gain on financial instruments			238.0	(21.0)		(34.4)
Foreign exchange loss			5.2	(6.4)		3.5
Amortisation and depreciation			610.0	668.4		748.1
Share-based payments			20.5	37.5		26.8
Long-term incentive plan			9.1	1.1	[1]	5.0	[1]
Restructuring costs			0.6	113.9		9.2
Silicosis settlement costs			(1.6)	(4.5)	[1]	30.2	[1]
Impairment, net of reversal of impairment of investments and assets			9.8	520.3		200.2
Profit on disposal of assets			(1.2)	51.6		(4.0)
Share of results of equity accounted investees, net of taxation			(3.1)	13.1		1.3
Rehabilitation income			13.4	(0.9)
Realised gain on derivative contracts			(132.1)	53.8
Gain on acquisition of Asanko			0.0	(51.8)	[1]	0.0	[1]
Lease payments			(56.9)	0.0
Other			2.7	4.5
Adjusted EBITDA		$ 1,263.7	1,233.3	1,111.6		$ 1,263.7
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Lease liability			332.9
Reconciliation of (loss)/profit for the year to adjusted EBITDA:
Lease payments			56.9
Pre IFRS16 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt			$ 1,330.8	$ 1,687.1
Net debt to adjusted EBITDA | Times			1.08	1.52
Reconciliation of (loss)/profit for the year to adjusted EBITDA:
Adjusted EBITDA			$ 1,233.3	$ 1,111.6
IFRS16 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt			$ 1,663.7
Net debt to adjusted EBITDA | Times			1.29
Reconciliation of (loss)/profit for the year to adjusted EBITDA:
Adjusted EBITDA			$ 1,290.2

[1]	Refer note 42.